Towd Point Mortgage Trust 2024-4

Mortgage Loans Excluded from Securitization Transaction

The Redacted Loan IDs contained in the table below represent mortgage loans which have been excluded from the pool of mortgage loans that are expected to back certain mortgage-backed securities issued by Towd Point Mortgage Trust 2024-4 in connection with a securitization transaction.  As such, solely as it relates to the Redacted Loan IDs indicated below, the findings and conclusions of each of AMC Diligence, LLC (“AMC”), Westcor Land Title Insurance Company (“Westcor”) and Opus Capital Markets Consultants, LLC (“Opus”) contained as an Exhibit to this Form ABS-15G should be disregarded in their entirety.

AMC Redacted Loan ID	Westcor Redacted Loan ID	Opus Redacted Loan ID
204856417	1094	186
204856459	1460	169
204856525	1485	248
204856413	1494	245
	1518	419
	1609
	1296
	1312
	1368
	1701
	1400
	2109
	2057
	1782
	2090
	2124
	1795
	1780
	2167
	2046
	2161
	1884
	3087